Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Inventories
Inventories

Note 5. Inventories

The following table summarizes the Company’s inventories (in thousands):

	June 30,	December 31,
	2023	2022
Raw materials	$65,793	41,265
Work-in-progress	3,589	1,962
Finished goods	17,443	16,743
Total inventories	$86,825	$59,970

Work-in-progress represents inventory items in intermediate stages of production by third-party manufacturers. For the three and six months ended June 30, 2023, net realizable value inventory adjustments and excess and obsolete inventory charges were not significant and were recognized in product cost of revenue. See Note 13 “Commitments and Contingencies” for additional information regarding the Company’s inventory supply arrangements.

Note 5. Inventories

A summary of inventories is as follows at December 31 (in thousands):

	December 31,	December 31,
	2022	2021
Raw materials	$41,265	19,853
Work-in-progress	1,962	1,122
Finished goods	16,743	15,268
Total inventories	$59,970	$36,243

Work-in-progress represents inventory items in intermediate stages of production by third party manufacturers. For the years ended December 31, 2022, 2021 and 2020, net realizable value inventory adjustments and excess and obsolete inventory charges were $0.8 million, $0.9 million and $7.1 million, respectively, and were recognized in cost of product revenue.